Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Schedule of accrued liabilities

The following table presents details of accrued liabilities as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Compensation and related expenses	$2,467	$1,566
Research and development expenses	757	1,191
Other	205	291
Total accrued liabilities	$3,429	$3,048

	December 31, 2023	December 31, 2022
Compensation and related expenses	$1,566	$1,229
Research and development expenses	1,191	846
Other	291	82
Total accrued liabilities	$3,048	$2,157